Document and Entity Information	Feb. 04, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	CSG Systems International, Inc. (“CSG” or the “Company”) is filing this Amendment No. 1 to its February 4, 2026 Form 8-K for the sole purpose of furnishing the complete version of the press release originally furnished on February 4, 2026. The original version of the press release inadvertently omitted the Research and Development (“R&D”) line from the Company’s Condensed Consolidated Statements of Income (the “Income Statements”).The press release filed as Exhibit 99.1 to this Form 8-K/A includes the R&D line in the Income Statements and no other changes have been made to the press release.
Document Period End Date	Feb. 04, 2026
Entity Registrant Name	CSG SYSTEMS INTERNATIONAL, INC.
Entity Central Index Key	0001005757
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, Par Value $0.01 Per Share
Trading Symbol	CSGS
Security Exchange Name	NASDAQ
Entity File Number	0-27512
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-0783182
Entity Address, Address Line One	169 Inverness Dr W
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false